Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
Total
$’000
As of January 1, 2024	5,000
Customer prepayments	—
Revenue recognized	—
Effect of foreign exchange rate changes	—
As of December 31, 2024	5,000
Customer prepayments	—
Revenue recognized	(5,000)
Effect of foreign exchange rate changes	—
As of December 31, 2025	—